Segment Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information and Major Customers [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31,
	2024	2023	2022

Israel	1,194	2,519	1,193
Europe	489	201	-
Total	1,683	2,720	1,193